Drinker Biddle & Reath LLP

One Logan Square

18th and Cherry Streets

Philadelphia, PA 19103-6996

215-988-2700

215-988-2757 (Fax)

www.drinkerbiddle.com

September 7, 2007

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	The RBB Fund, Inc.
(1933 Act Registration No. 33-20827)
(1940 Act Registration No. 811-5518)

Ladies and Gentlemen:

On behalf of The RBB Fund, Inc. (the “Company”) and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), I hereby certify that the Statement of Additional Information dated September 4, 2007 for the Company’s Institutional Class of the Robeco WPG 130/30 Large Cap Core Fund (formerly Robeco WPG Large Cap Growth Fund), and Investor Class of the Company’s Robeco Boston Partners Large Cap Value Fund, Robeco Boston Partners Mid Cap Value Fund, Robeco Boston Partners Small Cap Value Fund II, Robeco Boston Partners All-Cap Value Fund, Robeco Boston Partners Long/Short Equity Fund, Robeco WPG Core Bond Fund and Robeco WPG 130/30 Large Cap Core Fund (formerly Robeco WPG Large Cap Growth Fund) that would have been filed under paragraph (c) of Rule 497 under the 1933 Act would not have differed from the Statement of Additional Information contained in the Company’s Post-Effective Amendment No. 116 to its Registration Statement on Form N-1A under the 1933 Act and the Investment Company Act of 1940, as amended, which was filed on September 4, 2007.

Questions and comments concerning this letter may be directed to the undersigned at 215 988-3307.

Very truly yours,

/s/ Jillian Lynn Bosmann
Jillian Lynn Bosmann